UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020 - March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2021

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	17
RBP® LARGE-CAP DEFENSIVE FUND	27
RBP® LARGE-CAP MARKET FUND	36
RBP® LARGE-CAP VALUE FUND	45
NOTES TO FINANCIAL STATEMENTS	54
OTHER INFORMATION	60
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	61
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	66

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2021

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim RBP® Funds (the “Funds”). This report covers the semi-annual period ended March 31, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19. The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to investment risk, including the possible loss of the entire principal amount invested. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2021

For the six-month period ended March 31, 2021, the Standard & Poor’s 500® (“S&P 500®”) Index returned 19.07% as the equity market continued to climb after the sharp selloff following the outbreak of COVID-19 in March 2020. This increase was in spite of ongoing personal and economic hardships imposed by COVID-19, highlighting the crucial role of policy support in the form of monetary and fiscal stimulus, which has succeeded in averting a lengthy recession in the U.S. These policy initiatives, particularly on the monetary side, increased market liquidity and lowered borrowing rates, reassuring equity investors that the Federal Reserve (the “Fed”) would do everything in its power to maintain market stability.

Our 2021 U.S. economic growth forecast increased during the first quarter of 2021 from an annualized 5.5% to over 7%, factoring in more fiscal stimulus than previously anticipated. This forecast captures the effect of stimulus representing roughly 11% of 2020–2021 gross domestic product (“GDP”), versus the previous calculation of about 8%. We see strength in the consumer sector and in housing activity. In addition, U.S. vaccinations for COVID-19 continue to accelerate, nearing 3 million doses per day by the end of the first quarter. More than 213 million doses have been administered in the U.S. so far, and about 35% of the U.S. population has been fully vaccinated. The U.S. is seeing the best-case scenario unfold in its vaccine rollout, but other countries have not been as fortunate.

Europe’s vaccine rollout hit a major speedbump during the first quarter when questions surrounding the safety of the AstraZeneca vaccine led several major European countries to temporarily suspend distribution. Safety concerns, coupled with supply constraints, meant that less than 10% of the populations of Germany, France, and Italy had been vaccinated by the end of the first quarter, well under the pace needed to reach 70% inoculated by summer. Any delay in ending the pandemic on a global scale has implications for other countries too, including the U.S., where travel and hospitality workers represent a large share of the unemployed.

Despite vaccination delays in Europe and its implications abroad, we saw meaningful improvement in the domestic labor market during the first quarter as states moved forward with business re-openings. Seasonally adjusted initial jobless claims fell by 97,000 to 684,000 in the week ending March 20, 2021, the lowest level since the pandemic began, before seeing an uptick the following week to 719,000. We saw more positive news across the board in the March payroll report with 916,000 jobs added, and with 156,000 more from revisions. Standing in the way of additional labor market gains are local government restrictions on certain sectors, although easing of these restrictions is expected by summer.

Economic developments drove a sharp increase in U.S. Treasury yields. The market pulled forward expectations of the next Fed rate hike from December 2023 to December 2022, while repricing the long-run terminal Fed funds rate estimate to 2.25% from just 0.55% last August. We do not expect the Fed to raise interest rates as early as the market is anticipating, even though we expect strong GDP growth in coming years.

Year-over-year inflation measures will rise over the next several months due to base effects, which may be compounded by supply chain disruptions in the goods sector and potential capacity constraints for certain services. However, these factors could prove to be short-lived, with base effects set to dampen inflation starting in the summer months. Moreover, the Fed is focused on generating sustainably higher inflation. Even if core inflation rises above the Fed’s 2% target in 2021, the Fed’s focus is on a long-term average of 2%. With years of shortfalls to make up, and the Fed now targeting labor market disparities as part of an expanded definition of full employment, we expect policymakers to remain resolutely patient. Any tapering of asset purchases will likely be deferred until later in 2022, with the first rate hike likely to come sometime after that.

Easy financial conditions and low rates will likely support credit over the next few years. With market optimism pulling forward rate hike expectations and causing bond yields to rise, we view this as an opportunity to add incremental yield to portfolios.

For the six-month period ended March 31, 2021, the S&P 500® Index* returned, as noted, 19.07%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.08%. The return of the MSCI Emerging Markets Index* was 22.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.73% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 7.36%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2021

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750 constituents.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market capitalization.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2020 and ending March 31, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.40%	20.13%	$ 1,000.00	$ 1,201.30	$ 7.68
C-Class	2.09%	19.68%	1,000.00	1,196.80	11.45
P-Class	1.34%	20.16%	1,000.00	1,201.60	7.36
Institutional Class	1.09%	20.32%	1,000.00	1,203.20	5.99
RBP® Dividend Fund
A-Class	1.20%	37.54%	1,000.00	1,375.40	7.11
C-Class	1.95%	36.98%	1,000.00	1,369.80	11.52
P-Class	1.20%	37.50%	1,000.00	1,375.00	7.11
Institutional Class	0.95%	37.65%	1,000.00	1,376.50	5.63
RBP® Large-Cap Defensive Fund
A-Class	1.20%	14.07%	1,000.00	1,140.70	6.40
C-Class	1.95%	13.64%	1,000.00	1,136.40	10.39
P-Class	1.20%	14.07%	1,000.00	1,140.70	6.40
Institutional Class	0.95%	14.26%	1,000.00	1,142.60	5.07
RBP® Large-Cap Market Fund
A-Class	1.20%	20.03%	1,000.00	1,200.30	6.58
C-Class	1.95%	19.67%	1,000.00	1,196.70	10.68
P-Class	1.20%	20.07%	1,000.00	1,200.70	6.58
Institutional Class	0.95%	20.21%	1,000.00	1,202.10	5.22
RBP® Large-Cap Value Fund
A-Class	1.20%	24.98%	1,000.00	1,249.80	6.73
C-Class	1.95%	24.47%	1,000.00	1,244.70	10.91
P-Class	1.20%	25.03%	1,000.00	1,250.30	6.73
Institutional Class	0.95%	25.21%	1,000.00	1,252.10	5.33

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.40%	5.00%	$ 1,000.00	$ 1,017.95	$ 7.04
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
P-Class	1.34%	5.00%	1,000.00	1,018.25	6.74
Institutional Class	1.09%	5.00%	1,000.00	1,019.50	5.49
RBP® Dividend Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Defensive Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Market Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Value Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2020 to March 31, 2021.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class**	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
East West Bancorp, Inc.	1.7%
Zebra Technologies Corp. — Class A	1.6%
Alphabet, Inc. — Class C	1.5%
Tesla, Inc.	1.5%
Jabil, Inc.	1.5%
Teradyne, Inc.	1.4%
Twitter, Inc.	1.4%
First Republic Bank	1.4%
Qorvo, Inc.	1.3%
ViacomCBS, Inc. — Class B	1.3%
Top Ten Total	14.6%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2021

Average Annual Returns*

Periods Ended March 31, 2021

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	20.13%	51.65%	12.39%	11.61%
A-Class Shares with sales charge‡	14.41%	44.49%	11.06%	10.86%
C-Class Shares	19.68%	50.73%	11.58%	10.85%
C-Class Shares with CDSC§	18.68%	49.73%	11.58%	10.85%
P-Class Shares**	20.16%	51.81%	12.43%	11.69%
Institutional Class Shares	20.32%	52.16%	12.71%	11.96%
Guggenheim Directional Allocation IndexSM	20.94%	54.13%	13.93%	13.26%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	15.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
DIRECTIONAL ALLOCATION FUND

	Shares	Value
COMMON STOCKS† - 98.6%

Consumer, Non-cyclical - 19.8%
Corteva, Inc.	93,874	$4,376,406
PayPal Holdings, Inc.*	16,889	4,101,325
IQVIA Holdings, Inc.*	21,234	4,101,135
Hologic, Inc.*	53,124	3,951,363
Thermo Fisher Scientific, Inc.	8,391	3,829,485
Jazz Pharmaceuticals plc*	23,070	3,792,016
UnitedHealth Group, Inc.	10,051	3,739,675
Abbott Laboratories	30,584	3,665,186
DaVita, Inc.*	32,745	3,528,929
Sysco Corp.	42,745	3,365,741
S&P Global, Inc.	9,538	3,365,674
Vertex Pharmaceuticals, Inc.*	15,230	3,272,775
Zoetis, Inc.	20,548	3,235,899
Teleflex, Inc.	7,541	3,132,984
Estee Lauder Companies, Inc. — Class A	10,644	3,095,808
Monster Beverage Corp.*	33,459	3,047,780
Philip Morris International, Inc.	34,226	3,037,215
Merck & Company, Inc.	38,882	2,997,413
Edwards Lifesciences Corp.*	35,773	2,992,054
Procter & Gamble Co.	20,331	2,753,427
Constellation Brands, Inc. — Class A	11,502	2,622,456
Total Consumer, Non-cyclical		72,004,746

Technology - 18.3%
Zebra Technologies Corp. — Class A*	11,676	5,664,962
Teradyne, Inc.	43,366	5,276,775
Qorvo, Inc.*	26,488	4,839,358
HP, Inc.	140,962	4,475,543
Cadence Design Systems, Inc.*	31,194	4,273,266
Microsoft Corp.	18,038	4,252,819
MSCI, Inc. — Class A	9,298	3,898,465
Skyworks Solutions, Inc.	20,771	3,811,063
ServiceNow, Inc.*	7,327	3,664,306
Intuit, Inc.	9,549	3,657,840
Dell Technologies, Inc. — Class C*	39,432	3,475,931
Adobe, Inc.*	6,880	3,270,546
Advanced Micro Devices, Inc.*	41,633	3,268,190
Broadcom, Inc.	7,015	3,252,575
salesforce.com, Inc.*	15,112	3,201,780
VMware, Inc. — Class A*	20,923	3,147,865
Apple, Inc.	25,767	3,147,439
Total Technology		66,578,723

Communications - 15.6%
Alphabet, Inc. — Class C*	2,714	5,614,262
Twitter, Inc.*	82,418	5,244,257
ViacomCBS, Inc. — Class B	104,444	4,710,425
Facebook, Inc. — Class A*	15,019	4,423,546
Walt Disney Co.*	23,358	4,310,018
CDW Corp.	23,396	3,877,887
Charter Communications, Inc. — Class A*	5,761	3,554,652
Comcast Corp. — Class A	63,845	3,454,653
Motorola Solutions, Inc.	18,145	3,412,167
GoDaddy, Inc. — Class A*	42,749	3,318,177
Cable One, Inc.	1,773	3,241,682
Amazon.com, Inc.*	996	3,081,704
VeriSign, Inc.*	15,471	3,075,016
Lumen Technologies, Inc.	209,074	2,791,138
AT&T, Inc.	90,648	2,743,915
Total Communications		56,853,499

Consumer, Cyclical - 14.5%
Tesla, Inc.*	8,084	5,399,546
Target Corp.	22,207	4,398,540
Williams-Sonoma, Inc.	23,211	4,159,411
Fastenal Co.	73,768	3,709,055
Tractor Supply Co.	20,397	3,611,901
Dollar Tree, Inc.*	31,269	3,579,050
Advance Auto Parts, Inc.	18,025	3,307,407
Lowe’s Companies, Inc.	16,738	3,183,233
Home Depot, Inc.	9,940	3,034,185
Wyndham Hotels & Resorts, Inc.	39,940	2,787,013
NIKE, Inc. — Class B	20,809	2,765,308
Chipotle Mexican Grill, Inc. — Class A*	1,928	2,739,341
Copart, Inc.*	25,046	2,720,246
Best Buy Company, Inc.	22,305	2,560,837
Gentex Corp.	68,559	2,445,500
Walgreens Boots Alliance, Inc.	43,162	2,369,594
Total Consumer, Cyclical		52,770,167

Financial - 14.0%
East West Bancorp, Inc.	81,995	6,051,231
First Republic Bank	29,823	4,972,985
Zions Bancorp North America	78,446	4,311,392
T. Rowe Price Group, Inc.	23,451	4,024,192
JPMorgan Chase & Co.	26,430	4,023,439
Duke Realty Corp. REIT	88,017	3,690,553
Progressive Corp.	38,251	3,657,178
Intercontinental Exchange, Inc.	32,359	3,613,853
Alexandria Real Estate Equities, Inc. REIT	21,199	3,482,996
Prologis, Inc. REIT	32,476	3,442,456
Mastercard, Inc. — Class A	9,624	3,426,625
Visa, Inc. — Class A	15,244	3,227,612
Aon plc — Class A	13,820	3,180,120
Total Financial		51,104,632

Industrial - 11.2%
Jabil, Inc.	102,199	5,330,700
Keysight Technologies, Inc.*	31,492	4,515,953
Lockheed Martin Corp.	10,591	3,913,374
L3Harris Technologies, Inc.	18,439	3,737,217
Amphenol Corp. — Class A	54,232	3,577,685
Old Dominion Freight Line, Inc.	14,819	3,562,636
Northrop Grumman Corp.	10,983	3,554,538
Berry Global Group, Inc.*	56,510	3,469,714
Garmin Ltd.	24,830	3,273,835
United Parcel Service, Inc. — Class B	17,696	3,008,143
Trex Company, Inc.*	30,518	2,793,618
Total Industrial		40,737,413

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2021
DIRECTIONAL ALLOCATION FUND

	Shares	Value
Energy - 2.2%
HollyFrontier Corp.	91,878	$3,287,395
Cheniere Energy, Inc.*	33,321	2,399,445
Phillips 66	27,604	2,250,830
Total Energy		7,937,670

Utilities - 2.2%
NextEra Energy, Inc.	36,706	2,775,341
WEC Energy Group, Inc.	27,705	2,592,911
Dominion Energy, Inc.	32,999	2,506,604
Total Utilities		7,874,856

Basic Materials - 0.8%
FMC Corp.	28,382	3,139,333

Total Common Stocks
(Cost $289,813,615)		359,001,039

EXCHANGE-TRADED FUNDS† - 1.2%
SPDR S&P 500 ETF Trust	5,799	2,298,318
Vanguard S&P 500 ETF	6,287	2,290,354
Total Exchange-Traded Funds
(Cost $4,536,810)		4,588,672

Total Investments - 99.8%
(Cost $294,350,425)		$363,589,711
Other Assets & Liabilities, net - 0.2%		573,822
Total Net Assets - 100.0%		$364,163,533

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$359,001,039	$—	$—	$359,001,039
Exchange-Traded Funds	4,588,672	—	—	4,588,672
Total Assets	$363,589,711	$—	$—	$363,589,711

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments, at value (cost $294,350,425)	$363,589,711
Cash	474,288
Prepaid expenses	40,050
Receivables:
Securities sold	919,618
Dividends	183,049
Fund shares sold	5,651
Other assets	3,514
Total assets	365,215,881

Liabilities:
Payable for:
Fund shares redeemed	530,535
Management fees	278,655
Distribution and service fees	100,353
Professional fees	63,886
Fund accounting/administration fees	23,081
Transfer agent/maintenance fees	17,541
Trustees’ fees*	8,453
Miscellaneous	29,844
Total liabilities	1,052,348
Net assets	$364,163,533

Net assets consist of:
Paid in capital	$314,622,505
Total distributable earnings (loss)	49,541,028
Net assets	$364,163,533

A-Class:
Net assets	$131,045,952
Capital shares outstanding	7,794,155
Net asset value per share	$16.81
Maximum offering price per share (Net asset value divided by 95.25%)	$17.65

C-Class:
Net assets	$81,931,150
Capital shares outstanding	5,261,948
Net asset value per share	$15.57

P-Class:
Net assets	$9,010,370
Capital shares outstanding	531,939
Net asset value per share	$16.94

Institutional Class:
Net assets	$142,176,061
Capital shares outstanding	8,184,365
Net asset value per share	$17.37

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

Investment Income:
Dividends	$2,460,277
Total investment income	2,460,277

Expenses:
Management fees	1,734,464
Distribution and service fees:
A-Class	175,713
C-Class	464,433
P-Class	11,599
Transfer agent/maintenance fees:
A-Class	4,588
C-Class	16,889
P-Class	943
Institutional Class	26,720
Fund accounting/administration fees	127,832
Professional fees	91,479
Trustees’ fees*	15,545
Line of credit fees	6,585
Custodian fees	5,908
Miscellaneous	48,355
Total expenses	2,731,053
Less:
Expenses reimbursed by Adviser:
A-Class	(19)
C-Class	(17,673)
P-Class	(963)
Institutional Class	(26,720)
Expenses waived by Adviser	(40,833)
Total waived/reimbursed expenses	(86,208)
Net expenses	2,644,845
Net investment loss	(184,568)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,529,953
Net realized gain	17,529,953
Net change in unrealized appreciation (depreciation) on:
Investments	49,709,834
Net change in unrealized appreciation (depreciation)	49,709,834
Net realized and unrealized gain	67,239,787
Net increase in net assets resulting from operations	$67,055,219

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(184,568)	$464,967
Net realized gain (loss) on investments	17,529,953	(19,418,452)
Net change in unrealized appreciation (depreciation) on investments	49,709,834	2,419,958
Net increase (decrease) in net assets resulting from operations	67,055,219	(16,533,527)

Distributions to shareholders:
A-Class	(57,305)	(16,774,266)
C-Class	—	(27,803,854)
P-Class	(1,106)	(2,230,072)
Institutional Class	(446,175)	(39,458,901)
Total distributions to shareholders	(504,586)	(86,267,093)

Capital share transactions:
Proceeds from sale of shares
A-Class	22,814,983	41,078,209
C-Class	2,359,574	5,329,385
P-Class	189,140	515,266
Institutional Class	5,179,560	28,248,428
Distributions reinvested
A-Class	48,747	15,523,220
C-Class	—	24,601,736
P-Class	1,098	2,205,778
Institutional Class	434,226	38,639,740
Cost of shares redeemed
A-Class	(19,495,103)	(36,384,453)
C-Class	(36,121,312)	(76,455,880)
P-Class	(2,047,985)	(6,073,100)
Institutional Class	(42,180,992)	(131,147,297)
Net decrease from capital share transactions	(68,818,064)	(93,918,968)
Net decrease in net assets	(2,267,431)	(196,719,588)

Net assets:
Beginning of period	366,430,964	563,150,552
End of period	$364,163,533	$366,430,964

Capital share activity:
Shares sold
A-Class	1,435,589	2,911,274
C-Class	157,722	381,139
P-Class	12,564	35,135
Institutional Class	315,984	1,942,436
Shares issued from reinvestment of distributions
A-Class	3,143	1,045,335
C-Class	—	1,773,737
P-Class	70	147,642
Institutional Class	27,122	2,522,176
Shares redeemed
A-Class	(1,254,308)	(2,703,756)
C-Class	(2,481,691)	(5,919,862)
P-Class	(129,220)	(441,899)
Institutional Class	(2,660,523)	(9,683,320)
Net decrease in shares	(4,573,548)	(7,989,963)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$14.00	$16.50	$18.59	$15.83	$13.16	$11.61
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.02	.03	(.03)	(.04)	(.01)
Net gain (loss) on investments (realized and unrealized)	2.82	.07 [i]	(.12)	2.79	2.71	1.56
Total from investment operations	2.82	.09	(.09)	2.76	2.67	1.55
Less distributions from:
Net investment income	(.01)	—	—	—	—	—
Net realized gains	—	(2.59)	(2.00)	—	—	—
Total distributions	(.01)	(2.59)	(2.00)	—	—	—
Net asset value, end of period	$16.81	$14.00	$16.50	$18.59	$15.83	$13.16

Total Return[d]	20.13%	(0.38%)	1.13%	17.44%	20.29%	13.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,046	$106,549	$104,877	$117,786	$131,554	$144,968
Ratios to average net assets:
Net investment income (loss)	(0.05%)	0.16%	0.18%	(0.20%)	(0.27%)	(0.08%)
Total expenses[e]	1.42%	1.43%	1.40%	1.35%	1.42%	1.50%
Net expenses[f,g,h]	1.40%	1.40%	1.39%	1.34%	1.42%	1.50%
Portfolio turnover rate	35%	313%	203%	92%	89%	227%

C-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$13.01	$15.59	$17.81	$15.29	$12.80	$11.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.07)	(.08)	(.16)	(.13)	(.08)
Net gain (loss) on investments (realized and unrealized)	2.61	.08 [i]	(.14)	2.68	2.62	1.52
Total from investment operations	2.56	.01	(.22)	2.52	2.49	1.44
Less distributions from:
Net realized gains	—	(2.59)	(2.00)	—	—	—
Total distributions	—	(2.59)	(2.00)	—	—	—
Net asset value, end of period	$15.57	$13.01	$15.59	$17.81	$15.29	$12.80

Total Return[d]	19.68%	(0.99%)	0.38%	16.48%	19.45%	12.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,931	$98,656	$176,994	$239,516	$240,268	$266,485
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.53%)	(0.53%)	(0.96%)	(0.95%)	(0.69%)
Total expenses[e]	2.15%	2.15%	2.13%	2.11%	2.15%	2.16%
Net expenses[f,g,h]	2.09%	2.10%	2.11%	2.11%	2.11%	2.11%
Portfolio turnover rate	35%	313%	203%	92%	89%	227%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$14.10	$16.59	$18.67	$15.90	$13.22	$11.65
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.03	.04	(.04)	(.03)	.01
Net gain (loss) on investments (realized and unrealized)	2.84	.07 [i]	(.12)	2.81	2.71	1.56
Total from investment operations	2.84	.10	(.08)	2.77	2.68	1.57
Less distributions from:
Net investment income	— [c]	—	—	—	—	—
Net realized gains	—	(2.59)	(2.00)	—	—	—
Total distributions	—	(2.59)	(2.00)	—	—	—
Net asset value, end of period	$16.94	$14.10	$16.59	$18.67	$15.90	$13.22

Total Return	20.16%	(0.30%)	1.19%	17.42%	20.27%	13.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,010	$9,143	$15,056	$20,892	$33,936	$32,720
Ratios to average net assets:
Net investment income (loss)	0.02%	0.22%	0.24%	(0.22%)	(0.20%)	0.06%
Total expenses[e]	1.38%	1.40%	1.40%	1.37%	1.40%	1.41%
Net expenses[f,g,h]	1.34%	1.35%	1.36%	1.36%	1.36%	1.36%
Portfolio turnover rate	35%	313%	203%	92%	89%	227%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$14.48	$16.93	$18.97	$16.12	$13.37	$11.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.07	.08	.01	.01	.04
Net gain (loss) on investments (realized and unrealized)	2.92	.07 [i]	(.12)	2.84	2.74	1.58
Total from investment operations	2.94	.14	(.04)	2.85	2.75	1.62
Less distributions from:
Net investment income	(.05)	—	—	—	—	—
Net realized gains	—	(2.59)	(2.00)	—	—	—
Total distributions	(.05)	(2.59)	(2.00)	—	—	—
Net asset value, end of period	$17.37	$14.48	$16.93	$18.97	$16.12	$13.37

Total Return	20.32%	(0.03%)	1.39%	17.68%	20.66%	13.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,176	$152,083	$266,223	$345,423	$278,127	$244,201
Ratios to average net assets:
Net investment income (loss)	0.26%	0.47%	0.48%	0.04%	0.06%	0.32%
Total expenses[e]	1.15%	1.15%	1.13%	1.12%	1.15%	1.16%
Net expenses[f,g,h]	1.09%	1.10%	1.11%	1.11%	1.11%	1.11%
Portfolio turnover rate	35%	313%	203%	92%	89%	227%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 or $(0.01) per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	0.01%	—	—
C-Class	—	0.01%	0.01%	0.02%	0.01%
P-Class	—	0.00%[j]	0.00%[j]	0.01%	0.02%
Institutional Class	—	0.01%	0.01%	0.02%	0.01%

[j]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.39%	1.40%	1.39%	1.34%	1.41%	1.49%
C-Class	2.08%	2.10%	2.10%	2.10%	2.10%	2.10%
P-Class	1.34%	1.35%	1.35%	1.35%	1.35%	1.35%
Institutional Class	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%

[i]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Iron Mountain, Inc.	3.1%
Exxon Mobil Corp.	2.7%
Gilead Sciences, Inc.	2.6%
People’s United Financial, Inc.	2.4%
Valero Energy Corp.	2.3%
Janus Henderson Group plc	2.3%
Huntington Bancshares, Inc.	2.1%
Omega Healthcare Investors, Inc.	2.0%
Citizens Financial Group, Inc.	2.0%
KeyCorp	1.9%
Top Ten Total	23.4%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2021

Average Annual Returns*

Periods Ended March 31, 2021

	6 Month†	1 Year	5 Year	10 Year
Institutional Class Shares	37.65%	79.91%	13.11%	11.84%
Guggenheim RBP Dividend IndexSM	38.74%	82.65%	14.47%	13.25%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.00%

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	37.54%	79.40%	12.81%	11.52%
A-Class Shares with sales charge‡	30.97%	70.91%	11.49%	10.86%
C-Class Shares	36.98%	78.10%	11.96%	10.78%
C-Class Shares with CDSC§	35.98%	77.10%	11.96%	10.78%
P-Class Shares**	37.50%	79.32%	12.81%	11.62%
Guggenheim RBP Dividend IndexSM	38.74%	82.65%	14.47%	13.31%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 96.8%

Financial - 33.6%
Iron Mountain, Inc. REIT	19,599	$725,359
People’s United Financial, Inc.	31,870	570,473
Janus Henderson Group plc	17,333	539,923
Huntington Bancshares, Inc.	31,671	497,868
Omega Healthcare Investors, Inc. REIT	12,837	470,219
Citizens Financial Group, Inc.	10,538	465,253
KeyCorp	23,030	460,139
Fifth Third Bancorp	12,013	449,887
OneMain Holdings, Inc.	7,355	395,110
Popular, Inc.	5,573	391,893
Bank of New York Mellon Corp.	8,126	384,279
MetLife, Inc.	6,102	370,941
Truist Financial Corp.	5,805	338,548
U.S. Bancorp	6,061	335,234
PNC Financial Services Group, Inc.	1,789	313,809
Western Union Co.	11,498	283,541
Synchrony Financial	6,638	269,901
JPMorgan Chase & Co.	1,732	263,662
Axis Capital Holdings Ltd.	3,518	174,387
First American Financial Corp.	3,009	170,460
Mastercard, Inc. — Class A	62	22,075
Visa, Inc. — Class A	104	22,020
Total Financial		7,914,981

Consumer, Non-cyclical - 18.7%
Gilead Sciences, Inc.	9,393	607,070
Altria Group, Inc.	8,830	451,743
Philip Morris International, Inc.	3,573	317,068
AbbVie, Inc.	2,713	293,601
Cardinal Health, Inc.	3,793	230,425
Pfizer, Inc.	5,851	211,982
Sysco Corp.	2,382	187,559
Becton Dickinson and Co.	755	183,578
Kellogg Co.	2,413	152,743
Bristol-Myers Squibb Co.	2,409	152,080
PepsiCo, Inc.	1,033	146,118
Johnson & Johnson	870	142,984
Medtronic plc	1,160	137,031
Kimberly-Clark Corp.	892	124,032
Eli Lilly & Co.	640	119,565
Quest Diagnostics, Inc.	926	118,843
Merck & Company, Inc.	1,540	118,719
AmerisourceBergen Corp. — Class A	903	106,617
Colgate-Palmolive Co.	1,308	103,110
Procter & Gamble Co.	743	100,624
Kroger Co.	2,652	95,445
UnitedHealth Group, Inc.	226	84,088
Clorox Co.	417	80,431
Abbott Laboratories	554	66,391
Booz Allen Hamilton Holding Corp.	686	55,244
Zoetis, Inc.	115	18,110
Thermo Fisher Scientific, Inc.	22	10,040
Total Consumer, Non-cyclical		4,415,241

Industrial - 9.1%
Lockheed Martin Corp.	1,217	449,682
Huntington Ingalls Industries, Inc.	1,769	364,149
General Dynamics Corp.	1,990	361,304
3M Co.	1,052	202,699
Eaton Corporation plc	1,291	178,520
National Instruments Corp.	3,954	170,753
United Parcel Service, Inc. — Class B	741	125,963
Union Pacific Corp.	493	108,662
Waste Management, Inc.	759	97,926
CH Robinson Worldwide, Inc.	1,006	96,002
Total Industrial		2,155,660

Consumer, Cyclical - 7.9%
Genuine Parts Co.	3,481	402,369
Hasbro, Inc.	2,057	197,719
Leggett & Platt, Inc.	4,100	187,165
Gentex Corp.	4,827	172,179
Home Depot, Inc.	517	157,814
Watsco, Inc.	555	144,716
Best Buy Company, Inc.	1,225	140,642
Starbucks Corp.	1,077	117,684
McDonald’s Corp.	524	117,450
Target Corp.	561	111,117
Yum! Brands, Inc.	938	101,473
Total Consumer, Cyclical		1,850,328

Communications - 7.2%
AT&T, Inc.	11,496	347,984
NortonLifeLock, Inc.	15,764	335,142
ViacomCBS, Inc. — Class B	5,778	260,588
Cisco Systems, Inc.	4,169	215,579
Verizon Communications, Inc.	3,387	196,954
Corning, Inc.	3,961	172,343
Comcast Corp. — Class A	2,247	121,585
New York Times Co. — Class A	626	31,688
Cable One, Inc.	13	23,769
Total Communications		1,705,632

Technology - 6.8%
HP, Inc.	8,930	283,528
Broadcom, Inc.	471	218,384
Intel Corp.	2,538	162,432
KLA Corp.	461	152,314
Microchip Technology, Inc.	871	135,197
CMC Materials, Inc.	744	131,532
Analog Devices, Inc.	829	128,561
QUALCOMM, Inc.	894	118,535
Skyworks Solutions, Inc.	471	86,419
Broadridge Financial Solutions, Inc.	535	81,908
Microsoft Corp.	176	41,496
Jack Henry & Associates, Inc.	273	41,420
Intuit, Inc.	83	31,794
Total Technology		1,613,520

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2021
RBP® DIVIDEND FUND

	Shares	Value
Energy - 6.7%
Exxon Mobil Corp.	11,354	$633,894
Valero Energy Corp.	7,640	547,024
Chevron Corp.	3,793	397,468
Total Energy		1,578,386

Utilities - 3.4%
Southern Co.	4,435	275,680
Duke Energy Corp.	2,854	275,497
OGE Energy Corp.	7,707	249,398
Total Utilities		800,575

Basic Materials - 3.4%
LyondellBasell Industries N.V. — Class A	4,128	429,518
Dow, Inc.	5,748	367,527
Total Basic Materials		797,045

Total Common Stocks
(Cost $18,945,931)		22,831,368

EXCHANGE-TRADED FUNDS† - 2.2%
Vanguard Dividend Appreciation ETF	1,770	260,332
iShares Select Dividend ETF	2,273	259,349
Total Exchange-Traded Funds
(Cost $513,943)		519,681

Total Investments - 99.0%
(Cost $19,459,874)		$23,351,049
Other Assets & Liabilities, net - 1.0%		237,825
Total Net Assets - 100.0%		$23,588,874

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,831,368	$—	$—	$22,831,368
Exchange-Traded Funds	519,681	—	—	519,681
Total Assets	$23,351,049	$—	$—	$23,351,049

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments, at value (cost $19,459,874)	$23,351,049
Cash	158,924
Prepaid expenses	45,998
Receivables:
Securities sold	186,686
Fund shares sold	97,307
Dividends	51,161
Investment Adviser	129
Total assets	23,891,254

Liabilities:
Payable for:
Securities purchased	259,999
Fund shares redeemed	12,826
Distribution and service fees	5,377
Fund accounting/administration fees	5,150
Transfer agent/maintenance fees	2,359
Distributions to shareholders	1,389
Trustees’ fees*	1,001
Miscellaneous	14,279
Total liabilities	302,380
Net assets	$23,588,874

Net assets consist of:
Paid in capital	$19,278,278
Total distributable earnings (loss)	4,310,596
Net assets	$23,588,874

A-Class:
Net assets	$8,707,267
Capital shares outstanding	598,902
Net asset value per share	$14.54
Maximum offering price per share (Net asset value divided by 95.25%)	$15.27

C-Class:
Net assets	$3,020,951
Capital shares outstanding	205,246
Net asset value per share	$14.72

P-Class:
Net assets	$2,116,176
Capital shares outstanding	143,918
Net asset value per share	$14.70

Institutional Class:
Net assets	$9,744,480
Capital shares outstanding	691,389
Net asset value per share	$14.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

Investment Income:
Dividends (net of foreign withholding tax of $434)	$461,963
Total investment income	461,963

Expenses:
Management fees	72,937
Distribution and service fees:
A-Class	10,210
C-Class	19,033
P-Class	1,435
Transfer agent/maintenance fees:
A-Class	4,114
C-Class	3,135
P-Class	1,285
Institutional Class	5,006
Registration fees	30,568
Professional fees	20,177
Fund accounting/administration fees	16,953
Trustees’ fees*	8,723
Custodian fees	4,048
Line of credit fees	281
Miscellaneous	3,765
Total expenses	201,670
Less:
Expenses reimbursed by Adviser:
A-Class	(6,688)
C-Class	(3,554)
P-Class	(1,403)
Institutional Class	(5,728)
Expenses waived by Adviser	(63,119)
Total waived/reimbursed expenses	(80,492)
Net expenses	121,178
Net investment income	340,785

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,657,677
Net realized gain	1,657,677
Net change in unrealized appreciation (depreciation) on:
Investments	4,057,469
Net change in unrealized appreciation (depreciation)	4,057,469
Net realized and unrealized gain	5,715,146
Net increase in net assets resulting from operations	$6,055,931

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 21

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$340,785	$522,627
Net realized gain (loss) on investments	1,657,677	(1,122,117)
Net change in unrealized appreciation (depreciation) on investments	4,057,469	(1,236,966)
Net increase (decrease) in net assets resulting from operations	6,055,931	(1,836,456)

Distributions:
Distributions to shareholders
A-Class	(131,749)	(262,822)
C-Class	(32,573)	(154,986)
P-Class	(20,605)	(76,200)
Institutional Class	(184,021)	(427,916)

Return of capital
A-Class	—	(55,364)
C-Class	—	(43,184)
P-Class	—	(14,544)
Institutional Class	—	(78,710)
Total distributions to shareholders	(368,948)	(1,113,726)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,662,353	1,887,541
C-Class	116,859	455,764
P-Class	1,092,445	1,089,069
Institutional Class	1,094,987	2,562,981
Distributions reinvested
A-Class	130,668	315,472
C-Class	32,404	195,278
P-Class	20,203	89,619
Institutional Class	183,007	477,629
Cost of shares redeemed
A-Class	(312,400)	(1,839,472)
C-Class	(1,992,392)	(1,685,060)
P-Class	(403,598)	(1,228,051)
Institutional Class	(704,045)	(3,894,923)
Net increase (decrease) from capital share transactions	920,491	(1,574,153)
Net increase (decrease) in net assets	6,607,474	(4,524,335)

Net assets:
Beginning of period	16,981,400	21,505,735
End of period	$23,588,874	$16,981,400

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

Capital share activity:
Shares sold
A-Class	116,594	166,000
C-Class	8,538	37,589
P-Class	74,236	90,893
Institutional Class	81,717	240,518
Shares issued from reinvestment of distributions
A-Class	9,582	28,402
C-Class	2,236	17,322
P-Class	1,463	7,925
Institutional Class	13,917	44,081
Shares redeemed
A-Class	(24,920)	(185,161)
C-Class	(141,675)	(151,924)
P-Class	(32,535)	(117,051)
Institutional Class	(61,991)	(394,182)
Net increase (decrease) in shares	47,162	(215,588)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.76	$12.00	$12.55	$12.82	$11.55	$10.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.30	.29	.23	.15	.17
Net gain (loss) on investments (realized and unrealized)	3.79	(.91)	.05	1.37	1.52	1.35
Total from investment operations	4.02	(.61)	.34	1.60	1.67	1.52
Less distributions from:
Net investment income	(.24)	(.31)	(.32)	(.34)	(.18)	(.18)
Net realized gains	—	(.21)	(.57)	(1.53)	(.22)	—
Return of capital	—	(.11)	—	—	—	—
Total distributions	(.24)	(.63)	(.89)	(1.87)	(.40)	(.18)
Net asset value, end of period	$14.54	$10.76	$12.00	$12.55	$12.82	$11.55

Total Return[c]	37.54%	(5.16%)	3.41%	13.40%	14.87%	14.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,707	$5,357	$5,860	$5,775	$5,822	$6,540
Ratios to average net assets:
Net investment income (loss)	3.52%	2.73%	2.49%	1.84%	1.26%	1.50%
Total expenses[d]	2.05%	2.04%	1.95%	2.08%	1.84%	2.20%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.22%	1.39%
Portfolio turnover rate	50%	114%	110%	97%	251%	226%

C-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.86	$12.06	$12.53	$12.74	$11.48	$10.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.22	.20	.14	.06	.09
Net gain (loss) on investments (realized and unrealized)	3.83	(.92)	.07	1.35	1.51	1.35
Total from investment operations	4.01	(.70)	.27	1.49	1.57	1.44
Less distributions from:
Net investment income	(.15)	(.18)	(.17)	(.17)	(.09)	(.12)
Net realized gains	—	(.21)	(.57)	(1.53)	(.22)	—
Return of capital	—	(.11)	—	—	—	—
Total distributions	(.15)	(.50)	(.74)	(1.70)	(.31)	(.12)
Net asset value, end of period	$14.72	$10.86	$12.06	$12.53	$12.74	$11.48

Total Return[c]	36.98%	(5.84%)	2.66%	12.49%	13.96%	14.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,021	$3,651	$5,223	$5,976	$6,231	$6,453
Ratios to average net assets:
Net investment income (loss)	2.84%	1.92%	1.75%	1.10%	0.51%	0.81%
Total expenses[d]	2.79%	2.80%	2.64%	2.77%	2.54%	2.84%
Net expenses[e,f,g]	1.95%	1.96%	1.97%	1.96%	1.97%	2.06%
Portfolio turnover rate	50%	114%	110%	97%	251%	226%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.84	$12.13	$12.67	$12.88	$11.61	$10.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.30	.29	.23	.16	.17
Net gain (loss) on investments (realized and unrealized)	3.82	(.92)	.06	1.37	1.52	1.37
Total from investment operations	4.05	(.62)	.35	1.60	1.68	1.54
Less distributions from:
Net investment income	(.19)	(.35)	(.32)	(.28)	(.19)	(.21)
Net realized gains	—	(.21)	(.57)	(1.53)	(.22)	—
Return of capital	—	(.11)	—	—	—	—
Total distributions	(.19)	(.67)	(.89)	(1.81)	(.41)	(.21)
Net asset value, end of period	$14.70	$10.84	$12.13	$12.67	$12.88	$11.61

Total Return	37.50%	(5.13%)	3.43%	13.35%	14.81%	15.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,116	$1,093	$1,444	$1,829	$2,217	$1,263
Ratios to average net assets:
Net investment income (loss)	3.54%	2.60%	2.50%	1.84%	1.28%	1.57%
Total expenses[d]	2.09%	2.06%	2.06%	2.04%	1.76%	2.09%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.22%	1.32%
Portfolio turnover rate	50%	114%	110%	97%	251%	226%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.46	$11.70	$12.28	$12.59	$11.38	$10.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.32	.31	.25	.18	.19
Net gain (loss) on investments (realized and unrealized)	3.68	(.88)	.05	1.35	1.49	1.35
Total from investment operations	3.92	(.56)	.36	1.60	1.67	1.54
Less distributions from:
Net investment income	(.29)	(.36)	(.37)	(.38)	(.24)	(.23)
Net realized gains	—	(.21)	(.57)	(1.53)	(.22)	—
Return of capital	—	(.11)	—	—	—	—
Total distributions	(.29)	(.68)	(.94)	(1.91)	(.46)	(.23)
Net asset value, end of period	$14.09	$10.46	$11.70	$12.28	$12.59	$11.38

Total Return	37.65%	(4.88%)	3.66%	13.71%	15.04%	15.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,744	$6,882	$8,979	$5,203	$4,344	$5,954
Ratios to average net assets:
Net investment income (loss)	3.81%	2.94%	2.76%	2.08%	1.51%	1.79%
Total expenses[d]	1.75%	1.80%	1.62%	1.78%	1.54%	1.86%
Net expenses[e,f,g]	0.95%	0.96%	0.97%	0.96%	0.97%	1.07%
Portfolio turnover rate	50%	114%	110%	97%	251%	226%

*	F-1 Class shares redesigned as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	0.00%[h]	—	—	0.23%
C-Class	—	0.00%[h]	—	—	0.19%
P-Class	—	—	—	—	0.22%
Institutional Class	—	—	—	—	0.19%

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.20%	1.21%	1.20%	1.20%	1.37%
C-Class	1.95%	1.96%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.30%
Institutional Class	0.95%	0.95%	0.96%	0.95%	0.95%	1.05%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class C	1.6%
Discovery, Inc. — Class A	1.5%
Scotts Miracle-Gro Co. — Class A	1.5%
PTC, Inc.	1.5%
Keysight Technologies, Inc.	1.4%
Facebook, Inc. — Class A	1.3%
Target Corp.	1.3%
FLIR Systems, Inc.	1.3%
Palo Alto Networks, Inc.	1.3%
F5 Networks, Inc.	1.2%
Top Ten Total	13.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2021

Average Annual Returns*

Periods Ended March 31, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	14.07%	43.07%	11.97%	11.05%
A-Class Shares with sales charge‡	8.67%	36.21%	10.65%	10.39%
P-Class Shares**	14.07%	43.01%	11.97%	11.14%
Institutional Class Shares	14.26%	43.54%	12.26%	11.42%
Guggenheim RBP Large-Cap Defensive IndexSM	14.67%	45.32%	13.43%	12.69%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.00%

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
C-Class Shares	13.64%	42.13%	11.14%	10.37%
C-Class Shares with CDSC§	12.64%	41.13%	11.14%	10.37%
Guggenheim RBP Large-Cap Defensive IndexSM	14.67%	45.32%	13.43%	12.74%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Consumer, Non-cyclical - 23.5%
CVS Health Corp.	1,769	$133,082
Eli Lilly & Co.	710	132,642
AbbVie, Inc.	1,155	124,994
Jazz Pharmaceuticals plc*	753	123,771
West Pharmaceutical Services, Inc.	429	120,884
Bristol-Myers Squibb Co.	1,829	115,465
Masimo Corp.*	502	115,289
Danaher Corp.	507	114,116
Zoetis, Inc.	664	104,567
Chegg, Inc.*	1,207	103,391
Teleflex, Inc.	248	103,034
Philip Morris International, Inc.	1,152	102,228
MarketAxess Holdings, Inc.	204	101,576
Mondelez International, Inc. — Class A	1,717	100,496
Monster Beverage Corp.*	1,098	100,017
Becton Dickinson and Co.	401	97,503
Procter & Gamble Co.	714	96,697
Booz Allen Hamilton Holding Corp.	1,185	95,428
Merck & Company, Inc.	1,182	91,120
Verisk Analytics, Inc. — Class A	501	88,522
Constellation Brands, Inc. — Class A	387	88,236
Kroger Co.	2,367	85,188
Morningstar, Inc.	377	84,840
Clorox Co.	435	83,903
Church & Dwight Company, Inc.	874	76,344
Total Consumer, Non-cyclical		2,583,333

Communications - 20.2%
Alphabet, Inc. — Class C*	85	175,833
Discovery, Inc. — Class A*	3,849	167,278
Facebook, Inc. — Class A*	496	146,087
Palo Alto Networks, Inc.*	434	139,774
F5 Networks, Inc.*	651	135,812
eBay, Inc.	2,085	127,685
Fox Corp. — Class A	3,220	116,274
Charter Communications, Inc. — Class A*	182	112,298
Comcast Corp. — Class A	2,067	111,845
Motorola Solutions, Inc.	573	107,753
Altice USA, Inc. — Class A*	3,294	107,154
Arista Networks, Inc.*	350	105,661
Cable One, Inc.	57	104,216
Amazon.com, Inc.*	32	99,011
Proofpoint, Inc.*	759	95,475
NortonLifeLock, Inc.	4,476	95,160
Ciena Corp.*	1,702	93,133
Verizon Communications, Inc.	1,566	91,063
AT&T, Inc.	2,955	89,448
Total Communications		2,220,960

Technology - 15.4%
PTC, Inc.*	1,155	158,986
Activision Blizzard, Inc.	1,399	130,107
Synopsys, Inc.*	494	122,403
Seagate Technology plc	1,587	121,802
Take-Two Interactive Software, Inc.*	680	120,156
Nuance Communications, Inc.*	2,641	115,253
Fortinet, Inc.*	615	113,419
Broadridge Financial Solutions, Inc.	720	110,232
Tyler Technologies, Inc.*	258	109,529
CDK Global, Inc.	2,022	109,309
Akamai Technologies, Inc.*	1,009	102,817
Xilinx, Inc.	795	98,500
Aspen Technology, Inc.*	664	95,835
Black Knight, Inc.*	1,269	93,893
Zoom Video Communications, Inc. — Class A*	291	93,496
Total Technology		1,695,737

Consumer, Cyclical - 13.2%
Scotts Miracle-Gro Co. — Class A	680	166,580
Target Corp.	734	145,384
Fastenal Co.	2,484	124,895
Dollar Tree, Inc.*	983	112,514
Tractor Supply Co.	624	110,498
Advance Auto Parts, Inc.	592	108,626
Costco Wholesale Corp.	296	104,334
Dollar General Corp.	492	99,689
O’Reilly Automotive, Inc.*	176	89,276
Chipotle Mexican Grill, Inc. — Class A*	61	86,670
NIKE, Inc. — Class B	648	86,113
PACCAR, Inc.	814	75,637
Gentex Corp.	1,902	67,844
BorgWarner, Inc.	1,433	66,434
Total Consumer, Cyclical		1,444,494

Industrial - 12.7%
Keysight Technologies, Inc.*	1,043	149,566
FLIR Systems, Inc.	2,511	141,796
Lockheed Martin Corp.	343	126,738
United Parcel Service, Inc. — Class B	696	118,313
L3Harris Technologies, Inc.	581	117,757
Northrop Grumman Corp.	353	114,245
Berry Global Group, Inc.*	1,857	114,020
Old Dominion Freight Line, Inc.	473	113,714
Jacobs Engineering Group, Inc.	859	111,043
Garmin Ltd.	750	98,888
Expeditors International of Washington, Inc.	885	95,306
Huntington Ingalls Industries, Inc.	461	94,897
Total Industrial		1,396,283

Financial - 8.6%
New York Community Bancorp, Inc.	9,807	123,765
Intercontinental Exchange, Inc.	1,054	117,711
Progressive Corp.	1,214	116,071
Fidelity National Financial, Inc.	2,790	113,441
Equity LifeStyle Properties, Inc. REIT	1,712	108,952
CyrusOne, Inc. REIT	1,418	96,027
Cboe Global Markets, Inc.	970	95,729
Equinix, Inc. REIT	140	95,142

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2021
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
CME Group, Inc. — Class A	353	$72,093
Total Financial		938,931

Utilities - 2.5%
NextEra Energy, Inc.	1,276	96,478
Eversource Energy	1,038	89,881
WEC Energy Group, Inc.	899	84,137
Total Utilities		270,496

Energy - 1.8%
Cheniere Energy, Inc.*	1,632	117,520
Cabot Oil & Gas Corp. — Class A	4,331	81,336
Total Energy		198,856

Basic Materials - 0.9%
Sherwin-Williams Co.	141	104,059

Total Common Stocks
(Cost $8,739,799)		10,853,149

EXCHANGE-TRADED FUNDS† - 0.6%
SPDR S&P 500 ETF Trust	85	33,688
Vanguard S&P 500 ETF	90	32,787
Total Exchange-Traded Funds
(Cost $65,438)		66,475

Total Investments - 99.4%
(Cost $8,805,237)		$10,919,624
Other Assets & Liabilities, net - 0.6%		64,647
Total Net Assets - 100.0%		$10,984,271

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,853,149	$—	$—	$10,853,149
Exchange-Traded Funds	66,475	—	—	66,475
Total Assets	$10,919,624	$—	$—	$10,919,624

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments, at value (cost $8,805,237)	$10,919,624
Cash	60,839
Prepaid expenses	32,853
Receivables:
Securities sold	41,666
Investment Adviser	11,058
Dividends	7,385
Total assets	11,073,425

Liabilities:
Payable for:
Fund shares redeemed	55,837
Professional fees	18,417
Fund accounting/administration fees	5,141
Transfer agent/maintenance fees	2,988
Distribution and service fees	2,715
Trustees’ fees*	1,736
Miscellaneous	2,320
Total liabilities	89,154
Net assets	$10,984,271

Net assets consist of:
Paid in capital	$8,134,007
Total distributable earnings (loss)	2,850,264
Net assets	$10,984,271

A-Class:
Net assets	$3,930,622
Capital shares outstanding	337,309
Net asset value per share	$11.65
Maximum offering price per share (Net asset value divided by 95.25%)	$12.23

C-Class:
Net assets	$2,042,802
Capital shares outstanding	183,262
Net asset value per share	$11.15

P-Class:
Net assets	$332,475
Capital shares outstanding	27,567
Net asset value per share	$12.06

Institutional Class:
Net assets	$4,678,372
Capital shares outstanding	384,830
Net asset value per share	$12.16

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

Investment Income:
Dividends	$85,639
Total investment income	85,639

Expenses:
Management fees	42,255
Distribution and service fees:
A-Class	5,040
C-Class	12,557
P-Class	400
Transfer agent/maintenance fees:
A-Class	4,230
C-Class	2,910
P-Class	544
Institutional Class	5,537
Registration fees	30,956
Professional fees	19,954
Fund accounting/administration fees	16,953
Trustees’ fees*	10,340
Custodian fees	1,545
Line of credit fees	225
Miscellaneous	2,896
Total expenses	156,342
Less:
Expenses reimbursed by Adviser:
A-Class	(14,382)
C-Class	(9,425)
P-Class	(1,395)
Institutional Class	(17,643)
Expenses waived by Adviser	(42,245)
Total waived/reimbursed expenses	(85,090)
Net expenses	71,252
Net investment income	14,387

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	789,363
Net realized gain	789,363
Net change in unrealized appreciation (depreciation) on:
Investments	679,136
Net change in unrealized appreciation (depreciation)	679,136
Net realized and unrealized gain	1,468,499
Net increase in net assets resulting from operations	$1,482,886

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 31

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,387	$65,148
Net realized gain on investments	789,363	272,307
Net change in unrealized appreciation (depreciation) on investments	679,136	(319,133)
Net increase in net assets resulting from operations	1,482,886	18,322

Distributions to shareholders:
A-Class	(94,997)	(326,313)
C-Class	(57,734)	(246,703)
P-Class	(7,242)	(32,263)
Institutional Class	(111,051)	(430,105)
Total distributions to shareholders	(271,024)	(1,035,384)

Capital share transactions:
Proceeds from sale of shares
A-Class	720,756	782,860
C-Class	76,026	52,886
P-Class	4,312	65,658
Institutional Class	609,859	25,975
Distributions reinvested
A-Class	89,656	303,287
C-Class	56,578	238,865
P-Class	7,242	32,263
Institutional Class	109,985	426,829
Cost of shares redeemed
A-Class	(1,106,735)	(1,680,480)
C-Class	(954,032)	(1,299,675)
P-Class	(32,056)	(175,145)
Institutional Class	(2,012,273)	(861,107)
Net decrease from capital share transactions	(2,430,682)	(2,087,784)
Net decrease in net assets	(1,218,820)	(3,104,846)

Net assets:
Beginning of period	12,203,091	15,307,937
End of period	$10,984,271	$12,203,091

Capital share activity:
Shares sold
A-Class	63,415	76,322
C-Class	7,117	5,021
P-Class	367	5,822
Institutional Class	52,530	2,288
Shares issued from reinvestment of distributions
A-Class	8,114	28,318
C-Class	5,338	23,123
P-Class	633	2,912
Institutional Class	9,547	38,212
Shares redeemed
A-Class	(99,470)	(164,317)
C-Class	(88,032)	(133,639)
P-Class	(2,850)	(18,099)
Institutional Class	(177,498)	(85,905)
Net decrease in shares	(220,789)	(219,942)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.46	$11.06	$12.09	$11.77	$10.43	$10.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.06	.04	.07	.02
Net gain (loss) on investments (realized and unrealized)	1.44	.11	.65	1.64	1.76	.84
Total from investment operations	1.46	.17	.71	1.68	1.83	.86
Less distributions from:
Net investment income	(.03)	(.05)	(.03)	(.04)	(.02)	(.05)
Net realized gains	(.24)	(.72)	(1.71)	(1.32)	(.47)	(.97)
Total distributions	(.27)	(.77)	(1.74)	(1.36)	(.49)	(1.02)
Net asset value, end of period	$11.65	$10.46	$11.06	$12.09	$11.77	$10.43

Total Return[c]	14.07%	1.40%	8.35%	15.27%	18.34%	8.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,931	$3,821	$4,698	$4,200	$3,968	$5,761
Ratios to average net assets:
Net investment income (loss)	0.32%	0.56%	0.54%	0.37%	0.61%	0.20%
Total expenses[d]	2.72%	2.48%	2.26%	2.06%	1.86%	1.95%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.21%	1.41%
Portfolio turnover rate	26%	100%	96%	117%	107%	103%

C-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.03	$10.65	$11.76	$11.52	$10.28	$10.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.02)	(.02)	(.04)	(.02)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.38	.12	.62	1.60	1.73	.84
Total from investment operations	1.36	.10	.60	1.56	1.71	.79
Less distributions from:
Net investment income	—	—	—	—	—	(.04)
Net realized gains	(.24)	(.72)	(1.71)	(1.32)	(.47)	(.97)
Total distributions	(.24)	(.72)	(1.71)	(1.32)	(.47)	(1.01)
Net asset value, end of period	$11.15	$10.03	$10.65	$11.76	$11.52	$10.28

Total Return[c]	13.64%	0.74%	7.44%	14.48%	17.35%	8.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,043	$2,595	$3,882	$5,142	$5,881	$7,939
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.19%)	(0.20%)	(0.36%)	(0.17%)	(0.48%)
Total expenses[d]	3.45%	3.22%	2.94%	2.73%	2.54%	2.63%
Net expenses[e,f,g]	1.95%	1.96%	1.97%	1.95%	1.96%	2.05%
Portfolio turnover rate	26%	100%	96%	117%	107%	103%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.82	$11.41	$12.41	$12.05	$10.65	$10.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.06	.04	.06	.02
Net gain (loss) on investments (realized and unrealized)	1.49	.12	.67	1.69	1.81	.88
Total from investment operations	1.51	.18	.73	1.73	1.87	.90
Less distributions from:
Net investment income	(.03)	(.05)	(.02)	(.05)	—	(.04)
Net realized gains	(.24)	(.72)	(1.71)	(1.32)	(.47)	(.97)
Total distributions	(.27)	(.77)	(1.73)	(1.37)	(.47)	(1.01)
Net asset value, end of period	$12.06	$10.82	$11.41	$12.41	$12.05	$10.65

Total Return	14.07%	1.44%	8.26%	15.33%	18.28%	8.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332	$318	$443	$585	$896	$778
Ratios to average net assets:
Net investment income (loss)	0.32%	0.56%	0.53%	0.36%	0.56%	0.14%
Total expenses[d]	2.82%	2.54%	2.30%	1.98%	1.80%	1.74%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.20%	1.21%	1.43%
Portfolio turnover rate	26%	100%	96%	117%	107%	103%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.93	$11.52	$12.52	$12.16	$10.78	$10.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.09	.09	.08	.09	.06
Net gain (loss) on investments (realized and unrealized)	1.51	.12	.68	1.68	1.83	.87
Total from investment operations	1.54	.21	.77	1.76	1.92	.93
Less distributions from:
Net investment income	(.07)	(.08)	(.06)	(.08)	(.07)	(.04)
Net realized gains	(.24)	(.72)	(1.71)	(1.32)	(.47)	(.97)
Total distributions	(.31)	(.80)	(1.77)	(1.40)	(.54)	(1.01)
Net asset value, end of period	$12.16	$10.93	$11.52	$12.52	$12.16	$10.78

Total Return	14.26%	1.69%	8.62%	15.52%	18.58%	9.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,678	$5,468	$6,286	$8,590	$10,563	$10,285
Ratios to average net assets:
Net investment income (loss)	0.56%	0.81%	0.80%	0.64%	0.82%	0.53%
Total expenses[d]	2.45%	2.23%	1.97%	1.70%	1.54%	1.62%
Net expenses[e,f,g]	0.95%	0.96%	0.97%	0.95%	0.96%	1.06%
Portfolio turnover rate	26%	100%	96%	117%	107%	103%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	0.18%
C-Class	—	0.00%[h]	—	—	0.16%
P-Class	—	—	—	—	0.15%
Institutional Class	—	—	—	—	0.15%

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.39%
C-Class	1.95%	1.96%	1.96%	1.95%	1.95%	2.04%
P-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.96%	0.96%	0.95%	0.95%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
East West Bancorp, Inc.	1.6%
Zebra Technologies Corp. — Class A	1.5%
Alphabet, Inc. — Class C	1.5%
Teradyne, Inc.	1.4%
Jabil, Inc.	1.4%
Tesla, Inc.	1.4%
Twitter, Inc.	1.4%
First Republic Bank	1.3%
Qorvo, Inc.	1.3%
ViacomCBS, Inc. — Class B	1.3%
Top Ten Total	14.1%

“Ten Largest Holdings” excludes any temporary cash investments.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2021

Average Annual Returns*

Periods Ended March 31, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	20.03%	63.14%	14.93%	11.96%
A-Class Shares with sales charge‡	14.37%	55.39%	13.58%	11.30%
P-Class Shares**	20.07%	63.18%	14.95%	12.02%
Institutional Class Shares	20.21%	63.54%	15.25%	12.32%
Guggenheim RBP Large-Cap Market IndexSM	20.94%	65.86%	16.53%	13.59%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.00%

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
C-Class Shares	19.67%	61.85%	14.09%	11.43%
C-Class Shares with CDSC§	18.67%	60.85%	14.09%	11.43%
Guggenheim RBP Large-Cap Market IndexSM	20.94%	65.86%	16.53%	13.81%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.93%	59.69%	16.73%	14.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 98.1%

Consumer, Non-cyclical - 19.8%
Corteva, Inc.	3,184	$148,438
PayPal Holdings, Inc.*	592	143,761
IQVIA Holdings, Inc.*	720	139,061
Hologic, Inc.*	1,807	134,405
Thermo Fisher Scientific, Inc.	290	132,350
UnitedHealth Group, Inc.	351	130,597
Jazz Pharmaceuticals plc*	775	127,387
Abbott Laboratories	1,048	125,592
DaVita, Inc.*	1,120	120,702
Sysco Corp.	1,458	114,803
S&P Global, Inc.	324	114,330
Zoetis, Inc.	703	110,709
Vertex Pharmaceuticals, Inc.*	498	107,015
Teleflex, Inc.	256	106,358
Estee Lauder Companies, Inc. — Class A	361	104,997
Monster Beverage Corp.*	1,141	103,934
Philip Morris International, Inc.	1,164	103,293
Merck & Company, Inc.	1,327	102,298
Edwards Lifesciences Corp.*	1,220	102,041
Procter & Gamble Co.	683	92,498
Constellation Brands, Inc. — Class A	391	89,148
Total Consumer, Non-cyclical		2,453,717

Technology - 18.2%
Zebra Technologies Corp. — Class A*	386	187,279
Teradyne, Inc.	1,452	176,680
Qorvo, Inc.*	879	160,593
HP, Inc.	4,767	151,352
Cadence Design Systems, Inc.*	1,060	145,209
Microsoft Corp.	615	144,999
MSCI, Inc. — Class A	322	135,008
Skyworks Solutions, Inc.	709	130,087
Intuit, Inc.	336	128,708
ServiceNow, Inc.*	243	121,527
Dell Technologies, Inc. — Class C*	1,341	118,209
Advanced Micro Devices, Inc.*	1,429	112,177
Broadcom, Inc.	238	110,351
Apple, Inc.	881	107,614
Adobe, Inc.*	226	107,434
VMware, Inc. — Class A*	714	107,421
salesforce.com, Inc.*	500	105,935
Total Technology		2,250,583

Communications - 15.4%
Alphabet, Inc. — Class C*	87	179,971
Twitter, Inc.*	2,712	172,565
ViacomCBS, Inc. — Class B	3,451	155,640
Facebook, Inc. — Class A*	518	152,567
Walt Disney Co.*	776	143,188
CDW Corp.	808	133,926
Charter Communications, Inc. — Class A*	197	121,553
Comcast Corp. — Class A	2,239	121,152
Motorola Solutions, Inc.	619	116,403
GoDaddy, Inc. — Class A*	1,462	113,480
Amazon.com, Inc.*	34	105,199
VeriSign, Inc.*	527	104,746
Cable One, Inc.	56	102,388
Lumen Technologies, Inc.	7,066	94,331
AT&T, Inc.	3,068	92,868
Total Communications		1,909,977

Consumer, Cyclical - 14.4%
Tesla, Inc.*	261	174,330
Target Corp.	737	145,978
Williams-Sonoma, Inc.	808	144,794
Fastenal Co.	2,509	126,152
Tractor Supply Co.	697	123,425
Dollar Tree, Inc.*	1,048	119,954
Advance Auto Parts, Inc.	613	112,479
Lowe’s Companies, Inc.	568	108,022
Home Depot, Inc.	336	102,564
Wyndham Hotels & Resorts, Inc.	1,358	94,761
NIKE, Inc. — Class B	707	93,953
Copart, Inc.*	852	92,536
Chipotle Mexican Grill, Inc. — Class A*	64	90,933
Best Buy Company, Inc.	753	86,452
Walgreens Boots Alliance, Inc.	1,468	80,593
Gentex Corp.	2,236	79,758
Total Consumer, Cyclical		1,776,684

Financial - 14.0%
East West Bancorp, Inc.	2,707	199,777
First Republic Bank	984	164,082
Zions Bancorp North America	2,738	150,480
JPMorgan Chase & Co.	898	136,703
T. Rowe Price Group, Inc.	787	135,049
Duke Realty Corp. REIT	3,096	129,815
Progressive Corp.	1,313	125,536
Intercontinental Exchange, Inc.	1,113	124,300
Prologis, Inc. REIT	1,109	117,554
Mastercard, Inc. — Class A	328	116,784
Alexandria Real Estate Equities, Inc. REIT	696	114,353
Visa, Inc. — Class A	520	110,100
Aon plc — Class A	469	107,921
Total Financial		1,732,454

Industrial - 11.1%
Jabil, Inc.	3,367	175,623
Keysight Technologies, Inc.*	1,074	154,012
Lockheed Martin Corp.	357	131,912
L3Harris Technologies, Inc.	633	128,296
Amphenol Corp. — Class A	1,858	122,572
Northrop Grumman Corp.	375	121,365
Old Dominion Freight Line, Inc.	504	121,167
Berry Global Group, Inc.*	1,929	118,441
Garmin Ltd.	844	111,281
United Parcel Service, Inc. — Class B	583	99,104
Trex Company, Inc.*	1,038	95,018
Total Industrial		1,378,791

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2021
RBP® LARGE-CAP MARKET FUND

	Shares	Value
Energy - 2.2%
HollyFrontier Corp.	3,024	$108,199
Cheniere Energy, Inc.*	1,133	81,587
Phillips 66	939	76,566
Total Energy		266,352

Utilities - 2.1%
NextEra Energy, Inc.	1,248	94,361
WEC Energy Group, Inc.	932	87,226
Dominion Energy, Inc.	1,111	84,392
Total Utilities		265,979

Basic Materials - 0.9%
FMC Corp.	972	107,513

Total Common Stocks
(Cost $8,469,621)		12,142,050

EXCHANGE-TRADED FUNDS† - 1.4%
SPDR S&P 500 ETF Trust	216	85,607
Vanguard S&P 500 ETF	233	84,882
Total Exchange-Traded Funds
(Cost $167,887)		170,489

Total Investments - 99.5%
(Cost $8,637,508)		$12,312,539
Other Assets & Liabilities, net - 0.5%		61,492
Total Net Assets - 100.0%		$12,374,031

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,142,050	$—	$—	$12,142,050
Exchange-Traded Funds	170,489	—	—	170,489
Total Assets	$12,312,539	$—	$—	$12,312,539

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments, at value (cost $8,637,508)	$12,312,539
Cash	46,959
Prepaid expenses	32,828
Receivables:
Investment Adviser	9,122
Dividends	6,288
Total assets	12,407,736

Liabilities:
Payable for:
Professional fees	13,780
Fund accounting/administration fees	5,528
Distribution and service fees	5,291
Transfer agent/maintenance fees	3,876
Custodian fees	2,048
Trustees’ fees*	457
Fund shares redeemed	2
Miscellaneous	2,723
Total liabilities	33,705
Net assets	$12,374,031

Net assets consist of:
Paid in capital	$8,149,777
Total distributable earnings (loss)	4,224,254
Net assets	$12,374,031

A-Class:
Net assets	$5,911,178
Capital shares outstanding	473,091
Net asset value per share	$12.49
Maximum offering price per share (Net asset value divided by 95.25%)	$13.11

C-Class:
Net assets	$4,248,508
Capital shares outstanding	368,386
Net asset value per share	$11.53

P-Class:
Net assets	$128,875
Capital shares outstanding	9,954
Net asset value per share	$12.95

Institutional Class:
Net assets	$2,085,470
Capital shares outstanding	154,847
Net asset value per share	$13.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

Investment Income:
Dividends	$78,211
Total investment income	78,211

Expenses:
Management fees	44,166
Distribution and service fees:
A-Class	7,228
C-Class	25,315
P-Class	164
Transfer agent/maintenance fees:
A-Class	5,211
C-Class	5,253
P-Class	287
Institutional Class	2,046
Registration fees	30,993
Professional fees	19,699
Fund accounting/administration fees	16,953
Trustees’ fees*	9,035
Custodian fees	2,219
Line of credit fees	197
Miscellaneous	2,575
Total expenses	171,341
Less:
Expenses reimbursed by Adviser:
A-Class	(16,941)
C-Class	(16,169)
P-Class	(570)
Institutional Class	(6,071)
Expenses waived by Adviser	(44,154)
Total waived/reimbursed expenses	(83,905)
Net expenses	87,436
Net investment loss	(9,225)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	591,330
Net realized gain	591,330
Net change in unrealized appreciation (depreciation) on:
Investments	1,538,991
Net change in unrealized appreciation (depreciation)	1,538,991
Net realized and unrealized gain	2,130,321
Net increase in net assets resulting from operations	$2,121,096

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,225)	$(9,796)
Net realized gain on investments	591,330	622,585
Net change in unrealized appreciation (depreciation) on investments	1,538,991	(129,068)
Net increase in net assets resulting from operations	2,121,096	483,721

Distributions to shareholders:
A-Class	(217,350)	(309,791)
C-Class	(255,473)	(416,826)
P-Class	(6,321)	(8,841)
Institutional Class	(71,108)	(241,203)
Total distributions to shareholders	(550,252)	(976,661)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,244,423	1,202,491
C-Class	29,030	19,853
P-Class	2,240	18,988
Institutional Class	418,251	161,831
Distributions reinvested
A-Class	188,049	288,783
C-Class	254,181	394,525
P-Class	6,126	8,605
Institutional Class	68,828	237,305
Cost of shares redeemed
A-Class	(540,763)	(1,761,079)
C-Class	(1,547,594)	(1,725,330)
P-Class	(28,016)	(53,893)
Institutional Class	(286,791)	(2,079,112)
Net decrease from capital share transactions	(192,036)	(3,287,033)
Net increase (decrease) in net assets	1,378,808	(3,779,973)

Net assets:
Beginning of period	10,995,223	14,775,196
End of period	$12,374,031	$10,995,223

Capital share activity:
Shares sold
A-Class	101,507	112,829
C-Class	2,533	1,995
P-Class	185	1,769
Institutional Class	33,112	15,572
Shares issued from reinvestment of distributions
A-Class	16,310	27,141
C-Class	23,844	39,651
P-Class	513	782
Institutional Class	5,542	20,834
Shares redeemed
A-Class	(45,863)	(172,990)
C-Class	(137,442)	(180,173)
P-Class	(2,326)	(4,906)
Institutional Class	(23,481)	(224,146)
Net decrease in shares	(25,566)	(361,642)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.90	$10.71	$12.04	$11.36	$10.17	$9.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	.03	.01	.01	(.01)
Net gain (loss) on investments (realized and unrealized)	2.13	.88	.25	1.84	1.84	.97
Total from investment operations	2.14	.90	.28	1.85	1.85	.96
Less distributions from:
Net investment income	—	(.01)	—	—	—	(.01)
Net realized gains	(.55)	(.70)	(1.61)	(1.17)	(.66)	(.31)
Total distributions	(.55)	(.71)	(1.61)	(1.17)	(.66)	(.32)
Net asset value, end of period	$12.49	$10.90	$10.71	$12.04	$11.36	$10.17

Total Return[c]	20.03%	8.57%	4.34%	17.47%	19.11%	10.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,911	$4,372	$4,651	$4,280	$4,290	$5,059
Ratios to average net assets:
Net investment income (loss)	0.13%	0.17%	0.32%	0.09%	0.09%	(0.11%)
Total expenses[d]	2.66%	2.64%	2.29%	1.86%	1.91%	1.92%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.21%	1.40%
Portfolio turnover rate	23%	76%	81%	93%	98%	85%

C-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$10.13	$10.07	$11.50	$10.98	$9.92	$9.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.06)	(.04)	(.07)	(.07)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.98	.82	.22	1.76	1.79	.95
Total from investment operations	1.95	.76	.18	1.69	1.72	.88
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	(.55)	(.70)	(1.61)	(1.17)	(.66)	(.31)
Total distributions	(.55)	(.70)	(1.61)	(1.17)	(.66)	(.32)
Net asset value, end of period	$11.53	$10.13	$10.07	$11.50	$10.98	$9.92

Total Return[c]	19.67%	7.69%	3.59%	16.55%	18.24%	9.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,249	$4,859	$6,223	$9,672	$9,309	$10,108
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.57%)	(0.42%)	(0.66%)	(0.65%)	(0.77%)
Total expenses[d]	3.34%	3.32%	2.92%	2.62%	2.62%	2.58%
Net expenses[e,f,g]	1.95%	1.96%	1.97%	1.96%	1.96%	2.06%
Portfolio turnover rate	23%	76%	81%	93%	98%	85%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$11.28	$11.06	$12.37	$11.64	$10.41	$9.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	.04	.01	.01	(.03)
Net gain (loss) on investments (realized and unrealized)	2.21	.91	.26	1.89	1.88	1.02
Total from investment operations	2.22	.93	.30	1.90	1.89	.99
Less distributions from:
Net investment income	—	(.01)	—	—	—	(.01)
Net realized gains	(.55)	(.70)	(1.61)	(1.17)	(.66)	(.31)
Total distributions	(.55)	(.71)	(1.61)	(1.17)	(.66)	(.32)
Net asset value, end of period	$12.95	$11.28	$11.06	$12.37	$11.64	$10.41

Total Return	20.07%	8.54%	4.39%	17.38%	19.16%	10.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$129	$131	$154	$200	$163	$384
Ratios to average net assets:
Net investment income (loss)	0.12%	0.17%	0.35%	0.08%	0.11%	(0.27%)
Total expenses[d]	2.82%	2.79%	2.34%	1.97%	1.86%	1.75%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.21%	1.43%
Portfolio turnover rate	23%	76%	81%	93%	98%	85%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$11.70	$11.44	$12.71	$11.91	$10.60	$9.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.05	.07	.04	.04	.02
Net gain (loss) on investments (realized and unrealized)	2.30	.95	.27	1.93	1.93	1.02
Total from investment operations	2.32	1.00	.34	1.97	1.97	1.04
Less distributions from:
Net investment income	—	(.04)	—	—	—	(.02)
Net realized gains	(.55)	(.70)	(1.61)	(1.17)	(.66)	(.31)
Total distributions	(.55)	(.74)	(1.61)	(1.17)	(.66)	(.33)
Net asset value, end of period	$13.47	$11.70	$11.44	$12.71	$11.91	$10.60

Total Return	20.21%	8.90%	4.62%	17.69%	19.49%	10.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,085	$1,634	$3,747	$5,026	$6,498	$7,564
Ratios to average net assets:
Net investment income (loss)	0.37%	0.47%	0.59%	0.35%	0.34%	0.23%
Total expenses[d]	2.37%	2.25%	1.96%	1.57%	1.60%	1.59%
Net expenses[e,f,g]	0.95%	0.96%	0.97%	0.96%	0.96%	1.07%
Portfolio turnover rate	23%	76%	81%	93%	98%	85%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	0.18%
C-Class	—	0.00%[h]	—	—	0.14%
P-Class	—	—	—	—	0.15%
Institutional Class	—	—	—	—	0.14%

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.39%
C-Class	1.95%	1.96%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.96%	0.96%	0.95%	0.95%	1.05%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Applied Materials, Inc.	2.2%
KLA Corp.	1.6%
iShares S&P 500 Value ETF	1.6%
Ally Financial, Inc.	1.5%
Teradyne, Inc.	1.4%
Fifth Third Bancorp	1.4%
Charles Schwab Corp.	1.3%
First Republic Bank	1.3%
Corteva, Inc.	1.3%
Quanta Services, Inc.	1.3%
Top Ten Total	14.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2021

Average Annual Returns*

Periods Ended March 31, 2021

	6 Month†	1 Year	5 Year	10 Year
Institutional Class Shares	25.21%	51.87%	10.41%	10.31%
Guggenheim RBP Large-Cap Value IndexSM	25.84%	54.26%	11.54%	11.59%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	26.35%	52.18%	11.85%	11.28%

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	24.98%	51.55%	10.12%	10.21%
A-Class Shares with sales charge‡	19.09%	44.39%	8.84%	9.56%
C-Class Shares	24.47%	50.15%	9.29%	9.42%
C-Class Shares with CDSC§	23.47%	49.15%	9.29%	9.42%
P-Class Shares**	25.03%	51.47%	10.12%	10.26%
Guggenheim RBP Large-Cap Value IndexSM	25.84%	54.26%	11.54%	11.85%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	26.35%	52.18%	11.85%	11.45%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.9%

Consumer, Non-cyclical - 25.4%
Corteva, Inc.	1,064	$49,604
Quanta Services, Inc.	562	49,445
McKesson Corp.	238	46,420
CVS Health Corp.	580	43,633
Eli Lilly & Co.	232	43,342
AbbVie, Inc.	380	41,124
Pfizer, Inc.	1,126	40,795
Jazz Pharmaceuticals plc*	244	40,106
Bristol-Myers Squibb Co.	619	39,077
Abbott Laboratories	321	38,469
Johnson & Johnson	234	38,458
DaVita, Inc.*	341	36,750
Sysco Corp.	450	35,433
Philip Morris International, Inc.	389	34,520
Mondelez International, Inc. — Class A	551	32,250
Terminix Global Holdings, Inc.*	674	32,129
Merck & Company, Inc.	401	30,913
Booz Allen Hamilton Holding Corp.	377	30,360
Constellation Brands, Inc. — Class A	130	29,640
Colgate-Palmolive Co.	374	29,482
Procter & Gamble Co.	213	28,847
Archer-Daniels-Midland Co.	506	28,842
Conagra Brands, Inc.	756	28,426
Kraft Heinz Co.	690	27,600
Kroger Co.	766	27,568
Baxter International, Inc.	321	27,073
Clorox Co.	140	27,003
TransUnion	267	24,030
Total Consumer, Non-cyclical		981,339

Financial - 24.6%
Ally Financial, Inc.	1,295	58,547
Fifth Third Bancorp	1,394	52,205
Charles Schwab Corp.	794	51,753
First Republic Bank	310	51,693
KeyCorp	2,469	49,331
Synchrony Financial	1,136	46,190
People’s United Financial, Inc.	2,568	45,967
U.S. Bancorp	814	45,022
Huntington Bancshares, Inc.	2,818	44,299
JPMorgan Chase & Co.	284	43,233
Bank of America Corp.	1,115	43,139
Chubb Ltd.	262	41,388
Crown Castle International Corp. REIT	236	40,623
Duke Realty Corp. REIT	949	39,791
Intercontinental Exchange, Inc.	349	38,976
American Express Co.	274	38,754
Progressive Corp.	402	38,435
Fidelity National Financial, Inc.	941	38,261
Ameriprise Financial, Inc.	164	38,122
Alexandria Real Estate Equities, Inc. REIT	222	36,475
Equity LifeStyle Properties, Inc. REIT	548	34,875
Globe Life, Inc.	356	34,401
Total Financial		951,480

Technology - 12.7%
Applied Materials, Inc.	623	83,233
KLA Corp.	189	62,446
Teradyne, Inc.	459	55,851
Zynga, Inc. — Class A*	4,010	40,942
QUALCOMM, Inc.	298	39,512
Nuance Communications, Inc.*	893	38,971
Accenture plc — Class A	135	37,294
Advanced Micro Devices, Inc.*	437	34,304
Akamai Technologies, Inc.*	334	34,035
Broadridge Financial Solutions, Inc.	215	32,916
Leidos Holdings, Inc.	334	32,157
Total Technology		491,661

Industrial - 11.4%
Keysight Technologies, Inc.*	338	48,469
Agilent Technologies, Inc.	335	42,592
Lockheed Martin Corp.	114	42,123
Parker-Hannifin Corp.	133	41,952
Crown Holdings, Inc.	414	40,174
United Parcel Service, Inc. — Class B	231	39,268
Garmin Ltd.	282	37,182
Kansas City Southern	132	34,837
Expeditors International of Washington, Inc.	297	31,984
AGCO Corp.	198	28,443
Pentair plc	449	27,982
Eaton Corporation plc	191	26,412
Total Industrial		441,418

Communications - 7.5%
ViacomCBS, Inc. — Class B	1,090	49,159
eBay, Inc.	677	41,459
Comcast Corp. — Class A	686	37,119
Cisco Systems, Inc.	706	36,507
Motorola Solutions, Inc.	193	36,294
Lumen Technologies, Inc.	2,297	30,665
Verizon Communications, Inc.	514	29,889
AT&T, Inc.	902	27,304
Total Communications		288,396

Consumer, Cyclical - 6.7%
Target Corp.	239	47,339
Fastenal Co.	840	42,235
Aptiv plc*	235	32,406
Wyndham Hotels & Resorts, Inc.	454	31,680
NIKE, Inc. — Class B	213	28,306
Darden Restaurants, Inc.	198	28,116
PACCAR, Inc.	275	25,553
McDonald’s Corp.	107	23,983
Total Consumer, Cyclical		259,618

Utilities - 4.1%
Essential Utilities, Inc.	785	35,129
Duke Energy Corp.	344	33,206
DTE Energy Co.	249	33,152
American Water Works Company, Inc.	195	29,234

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2021
RBP® LARGE-CAP VALUE FUND

	Shares	Value
Xcel Energy, Inc.	394	$26,205
Total Utilities		156,926

Energy - 3.7%
Hess Corp.	575	40,687
Schlumberger N.V.	961	26,129
Marathon Petroleum Corp.	480	25,675
Phillips 66	314	25,604
Baker Hughes Co.	1,172	25,327
Total Energy		143,422

Basic Materials - 0.8%
FMC Corp.	298	32,962

Total Common Stocks
(Cost $2,980,141)		3,747,222

EXCHANGE-TRADED FUNDS† - 1.6%
iShares S&P 500 Value ETF	430	60,733
Total Exchange-Traded Funds
(Cost $58,682)		60,733

Total Investments - 98.5%
(Cost $3,038,823)		$3,807,955
Other Assets & Liabilities, net - 1.5%		57,363
Total Net Assets - 100.0%		$3,865,318

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,747,222	$—	$—	$3,747,222
Exchange-Traded Funds	60,733	—	—	60,733
Total Assets	$3,807,955	$—	$—	$3,807,955

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments, at value (cost $3,038,823)	$3,807,955
Cash	23,240
Prepaid expenses	45,840
Receivables:
Investment Adviser	14,249
Dividends	4,493
Fund shares sold	15
Total assets	3,895,792

Liabilities:
Payable for:
Professional fees	17,100
Fund accounting/administration fees	5,143
Trustees’ fees*	2,379
Transfer agent/maintenance fees	2,336
Securities purchased	1,135
Distribution and service fees	501
Miscellaneous	1,880
Total liabilities	30,474
Net assets	$3,865,318

Net assets consist of:
Paid in capital	$3,102,711
Total distributable earnings (loss)	762,607
Net assets	$3,865,318

A-Class:
Net assets	$71,676
Capital shares outstanding	6,396
Net asset value per share	$11.21
Maximum offering price per share (Net asset value divided by 95.25%)	$11.77

C-Class:
Net assets	$547,422
Capital shares outstanding	48,253
Net asset value per share	$11.34

P-Class:
Net assets	$196,957
Capital shares outstanding	17,718
Net asset value per share	$11.12

Institutional Class:
Net assets	$3,049,263
Capital shares outstanding	263,142
Net asset value per share	$11.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

Investment Income:
Dividends	$41,451
Total investment income	41,451

Expenses:
Management fees	13,027
Distribution and service fees:
A-Class	111
C-Class	2,512
P-Class	175
Transfer agent/maintenance fees:
A-Class	344
C-Class	1,864
P-Class	614
Institutional Class	9,858
Registration fees	30,559
Professional fees	18,405
Fund accounting/administration fees	16,953
Trustees’ fees*	9,086
Custodian fees	894
Line of credit fees	58
Miscellaneous	3,092
Total expenses	107,552
Less:
Expenses reimbursed by Adviser:
A-Class	(1,487)
C-Class	(10,909)
P-Class	(3,142)
Institutional Class	(59,707)
Expenses waived by Adviser	(13,024)
Total waived/reimbursed expenses	(88,269)
Net expenses	19,283
Net investment income	22,168

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	111,042
Net realized gain	111,042
Net change in unrealized appreciation (depreciation) on:
Investments	631,999
Net change in unrealized appreciation (depreciation)	631,999
Net realized and unrealized gain	743,041
Net increase in net assets resulting from operations	$765,209

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT| 49

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,168	$51,781
Net realized gain (loss) on investments	111,042	(121,874)
Net change in unrealized appreciation (depreciation) on investments	631,999	(163,562)
Net increase (decrease) in net assets resulting from operations	765,209	(233,655)

Distributions to shareholders:
A-Class	(2,072)	(1,700)
C-Class	(503)	(4,693)
P-Class	(5,432)	(9,386)
Institutional Class	(42,314)	(56,328)
Total distributions to shareholders	(50,321)	(72,107)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,653	51,928
C-Class	10,000	150,749
P-Class	56,547	16,818
Institutional Class	514	4,414
Distributions reinvested
A-Class	2,072	1,665
C-Class	503	4,693
P-Class	5,212	9,265
Institutional Class	42,314	56,328
Cost of shares redeemed
A-Class	(11,390)	(72,732)
C-Class	(18,559)	(9,672)
P-Class	(4,540)	(306,848)
Institutional Class	(147)	(57,767)
Net increase (decrease) from capital share transactions	99,179	(151,159)
Net increase (decrease) in net assets	814,067	(456,921)

Net assets:
Beginning of period	3,051,251	3,508,172
End of period	$3,865,318	$3,051,251

Capital share activity:
Shares sold
A-Class	1,561	5,312
C-Class	924	18,422
P-Class	5,296	1,811
Institutional Class	49	463
Shares issued from reinvestment of distributions
A-Class	204	158
C-Class	49	453
P-Class	516	882
Institutional Class	4,022	5,309
Shares redeemed
A-Class	(1,092)	(8,110)
C-Class	(1,735)	(1,131)
P-Class	(427)	(29,513)
Institutional Class	(14)	(5,983)
Net increase (decrease) in shares	9,353	(11,927)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$9.30	$10.28	$11.17	$11.12	$9.67	$9.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.15	.14	.10	.11	.09
Net gain (loss) on investments (realized and unrealized)	2.23	(.96)	.01	1.09	1.61	1.06
Total from investment operations	2.29	(.81)	.15	1.19	1.72	1.15
Less distributions from:
Net investment income	(.38)	(.11)	(.06)	(.20)	(.22)	(.10)
Net realized gains	—	(.06)	(.98)	(.94)	(.05)	(.49)
Total distributions	(.38)	(.17)	(1.04)	(1.14)	(.27)	(.59)
Net asset value, end of period	$11.21	$9.30	$10.28	$11.17	$11.12	$9.67

Total Return[c]	24.98%	(8.05%)	2.53%	11.36%	18.07%	13.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72	$53	$86	$106	$101	$158
Ratios to average net assets:
Net investment income (loss)	1.18%	1.53%	1.41%	0.90%	1.10%	0.94%
Total expenses[d]	6.78%	7.41%	6.32%	5.49%	5.22%	6.13%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.22%	1.41%
Portfolio turnover rate	44%	95%	101%	104%	132%	119%

C-Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$9.12	$10.14	$11.09	$10.98	$9.49	$8.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.07	.06	.01	.03	.03
Net gain (loss) on investments (realized and unrealized)	2.21	(.94)	.02	1.09	1.59	1.04
Total from investment operations	2.23	(.87)	.08	1.10	1.62	1.07
Less distributions from:
Net investment income	(.01)	(.09)	(.05)	(.05)	(.08)	(.05)
Net realized gains	—	(.06)	(.98)	(.94)	(.05)	(.49)
Total distributions	(.01)	(.15)	(1.03)	(.99)	(.13)	(.54)
Net asset value, end of period	$11.34	$9.12	$10.14	$11.09	$10.98	$9.49

Total Return[c]	24.47%	(8.80%)	1.81%	10.54%	17.14%	12.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547	$447	$317	$516	$542	$460
Ratios to average net assets:
Net investment income (loss)	0.44%	0.79%	0.65%	0.14%	0.34%	0.32%
Total expenses[d]	7.04%	7.99%	6.75%	6.14%	5.89%	6.78%
Net expenses[e,f,g]	1.95%	1.96%	1.97%	1.96%	1.97%	2.06%
Portfolio turnover rate	44%	95%	101%	104%	132%	119%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$9.28	$10.33	$11.25	$11.12	$9.46	$8.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.15	.14	.10	.11	.10
Net gain (loss) on investments (realized and unrealized)	2.22	(.96)	—	1.10	1.60	1.04
Total from investment operations	2.28	(.81)	.14	1.20	1.71	1.14
Less distributions from:
Net investment income	(.44)	(.18)	(.08)	(.13)	—	(.12)
Net realized gains	—	(.06)	(.98)	(.94)	(.05)	(.49)
Total distributions	(.44)	(.24)	(1.06)	(1.07)	(.05)	(.61)
Net asset value, end of period	$11.12	$9.28	$10.33	$11.25	$11.12	$9.46

Total Return	25.03%	(8.10%)	2.47%	11.40%	18.09%	13.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197	$114	$405	$577	$510	$154
Ratios to average net assets:
Net investment income (loss)	1.18%	1.49%	1.41%	0.90%	1.05%	1.06%
Total expenses[d]	6.43%	7.18%	6.07%	5.37%	5.31%	5.70%
Net expenses[e,f,g]	1.20%	1.21%	1.22%	1.21%	1.22%	1.25%
Portfolio turnover rate	44%	95%	101%	104%	132%	119%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$9.40	$10.42	$11.35	$11.22	$9.61	$9.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.17	.17	.13	.14	.12
Net gain (loss) on investments (realized and unrealized)	2.27	(.97)	—	1.11	1.62	1.06
Total from investment operations	2.35	(.80)	.17	1.24	1.76	1.18
Less distributions from:
Net investment income	(.16)	(.16)	(.12)	(.17)	(.10)	(.15)
Net realized gains	—	(.06)	(.98)	(.94)	(.05)	(.49)
Total distributions	(.16)	(.22)	(1.10)	(1.11)	(.15)	(.64)
Net asset value, end of period	$11.59	$9.40	$10.42	$11.35	$11.22	$9.61

Total Return	25.21%	(7.92%)	2.77%	11.69%	18.42%	13.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,049	$2,437	$2,701	$2,915	$2,887	$2,480
Ratios to average net assets:
Net investment income (loss)	1.44%	1.78%	1.66%	1.14%	1.35%	1.32%
Total expenses[d]	6.01%	6.86%	5.80%	5.07%	4.78%	5.78%
Net expenses[e,f,g]	0.95%	0.96%	0.97%	0.96%	0.97%	1.05%
Portfolio turnover rate	44%	95%	101%	104%	132%	119%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	1.10%
C-Class	—	0.01%	—	—	1.07%
P-Class	—	0.00%[h]	—	—	1.03%
Institutional Class	—	0.01%	—	—	0.99%

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/21[a]	09/30/20	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.40%
C-Class	1.95%	1.96%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.21%	1.20%	1.20%	1.24%
Institutional Class	0.95%	0.96%	0.96%	0.95%	0.95%	1.04%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares: A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2021, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at March 31, 2021.

(g) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class shares will be paid to certain service providers for performing certain shareholder and administrative services.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – A-Class	1.50%	05/09/16	02/01/22
Directional Allocation Fund – C-Class	2.10%	05/09/16	02/01/22
Directional Allocation Fund – P-Class	1.35%	05/09/16	02/01/22
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/22
RBP® Dividend Fund – A-Class	1.20%	05/09/16	02/01/22
RBP® Dividend Fund – C-Class	1.95%	05/09/16	02/01/22
RBP® Dividend Fund – P-Class	1.20%	05/09/16	02/01/22
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/22
RBP® Large-Cap Defensive Fund – A-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Defensive Fund – C-Class	1.95%	05/09/16	02/01/22
RBP® Large-Cap Defensive Fund – P-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/22
RBP® Large-Cap Market Fund – A-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Market Fund – C-Class	1.95%	05/09/16	02/01/22
RBP® Large-Cap Market Fund – P-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/22
RBP® Large-Cap Value Fund – A-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Value Fund – C-Class	1.95%	05/09/16	02/01/22
RBP® Large-Cap Value Fund – P-Class	1.20%	05/09/16	02/01/22
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/22

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2021, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2021	2022	2023	2024	Fund Total
Directional Allocation Fund
A-Class	$—	$3,255	$23,559	$12,999	$39,813
C-Class	10,376	41,474	72,789	28,109	152,748
P-Class	2,140	6,075	5,669	2,000	15,884
Institutional Class	21,387	52,242	112,011	43,100	228,740
RBP® Dividend Fund
A-Class	33,957	40,734	48,107	27,989	150,787
C-Class	34,112	35,579	37,850	15,973	123,514
P-Class	10,213	13,612	12,886	5,105	41,816
Institutional Class	23,243	55,275	68,656	31,425	178,599
RBP® Large-Cap Defensive Fund
A-Class	23,315	41,746	52,084	28,356	145,501
C-Class	27,024	41,172	39,654	18,839	126,689
P-Class	2,719	4,531	5,095	2,593	14,938
Institutional Class	41,528	69,243	73,237	35,302	219,310
RBP® Large-Cap Market Fund
A-Class	18,254	42,778	62,997	34,778	158,807
C-Class	42,790	72,429	72,075	35,149	222,443
P-Class	983	1,910	2,008	1,062	5,963
Institutional Class	21,722	39,654	35,171	12,916	109,463
RBP® Large-Cap Value Fund
A-Class	3,603	4,803	5,303	1,718	15,427
C-Class	19,584	18,157	22,896	12,792	73,429
P-Class	20,789	22,311	12,618	3,668	59,386
Institutional Class	107,481	125,655	147,044	70,091	450,271

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

During the period ended March 31, 2021, no amounts were recouped by GPIM.

For the period ended March 31, 2021, GFD retained sales charges of $4,729 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GPIM or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$297,506,410	$68,679,502	$(2,596,201)	$66,083,301
RBP® Dividend Fund	19,624,462	3,769,092	(42,505)	3,726,587
RBP® Large-Cap Defensive Fund	8,808,975	2,164,125	(53,476)	2,110,649
RBP® Large-Cap Market Fund	8,645,949	3,699,895	(33,305)	3,666,590
RBP® Large-Cap Value Fund	3,043,597	783,089	(18,731)	764,358

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$124,733,059	$194,495,616
RBP® Dividend Fund	10,252,263	9,505,745
RBP® Large-Cap Defensive Fund	2,874,982	5,548,750
RBP® Large-Cap Market Fund	2,631,942	3,389,569
RBP® Large-Cap Value Fund	1,508,480	1,472,545

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 2, 2020, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit, with limits subject to applicable regulatory requirements around leverage, as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus ½ of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees” or included within “Miscellaneous”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2021.

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2015 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2015

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2015

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required at this time.

.

(a)(2) Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable to registrant.

(a)(4) Not applicable to registrant.

(b) A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 7, 2021

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 7, 2021

*	Print the name and title of each signing officer under his or her signature.